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United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22453

Federated Trade Finance Income Fund

(Exact name of registrant as specified in charter)

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of principal executive offices) (Zip code)

Peter J. Germain, Esquire

Federated Hermes, Inc.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

(Name and address of agent for service)

Registrant’s telephone number, including area code: 412-288-1900

Date of fiscal year end: May 31

Date of reporting period: 7/1/2021 through 6/30/2022

Item 1. Proxy Voting Record.

Registrant Name: Federated Trade Finance Income Fund

Fund Name: Federated Trade Finance Income Fund

Federated Trade Finance Income Fund was registered on August 12, 2010 and has not yet been declared effective. The Fund is not operational and there were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the above-named fund was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Federated Trade Finance Income Fund

By (Signature and Title)	/s/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date:	August 22, 2022